Unaudited Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Service revenue	$ 6,825,167	$ 1,763,262		$ 11,056,516	$ 4,864,128	$ 15,719,852	$ 13,434,486
Product revenue		373,343		299,037	710,625	2,891,854	1,492,345
Other revenue	117,000	241,530		327,000	705,719	838,719	338,778
Total revenues	6,942,167	2,378,135		11,682,553	6,280,472	19,450,425	15,265,609
COSTS AND EXPENSES
Costs of services (exclusive of depreciation and amortization shown below)	5,131,897	3,510,332		9,740,451	6,997,308	17,386,477	10,662,591
Costs of products (exclusive of depreciation and amortization shown below)		713,449		456,946	1,212,319	4,450,224	2,535,526
Selling, general and administrative	17,351,379	6,956,233		78,208,695	17,536,817	44,079,959	28,429,401
Depreciation and amortization	2,522,853	1,551,023		4,696,068	2,994,042	6,468,791	3,655,234
Other operating (income) expenses	776,514	(337,531)		923,542	(307,689)	16,079	4,730,528
Total costs and expenses	25,782,643	12,393,506		94,025,702	28,432,797	72,401,530	50,013,280
Loss from operations	(18,840,476)	(10,015,371)		(82,343,149)	(22,152,325)	(52,951,105)	(34,747,671)
Interest expenses, net	1,672,817	1,808,599		3,332,601	2,875,720	18,360,506	4,997,680
Other (income) expenses, net	48,606	52,610		160,844	(23,768)	998,170	894,302
Total other expenses	1,721,423	1,861,209		3,493,445	2,851,952	19,358,676	5,891,982
LOSS BEFORE INCOME TAXES	(20,561,899)	(11,876,580)		(85,836,594)	(25,004,277)	(72,309,781)	(40,639,653)
Income tax expenses	23,830	3,506		23,830	3,506	9,096	12,963
Net income (loss)	$ (20,585,729)	$ (11,880,086)		$ (85,860,424)	$ (25,007,783)	$ (72,318,877)	$ (40,652,616)
Weighted-average Class A Common Stock outstanding, basic and diluted (in Shares)	6,373,206	6,373,206		6,373,206	6,373,206	6,373,206	6,373,206
Net loss per Class A Common Stock, basic and diluted (in Dollars per share)	$ (1.33)	$ (1.55)		$ (6.07)	$ (3.26)	$ (9.39)	$ (5.33)
Weighted-average Class B Common Stock outstanding, basic and diluted (in Shares)	9,122,514	1,297,671		7,779,617	1,295,923	1,332,295	1,251,598
Net loss per Class B Common Stock, basic and diluted (in Dollars per share)	$ (1.33)	$ (1.55)		$ (6.07)	$ (3.26)	$ (9.39)	$ (5.33)
Tortoise Acquisition Corp. II
COSTS AND EXPENSES
Selling, general and administrative	$ 2,658,797		$ 326,955	$ 5,431,804
Administrative expenses – related party	30,000		36,667	60,000
Loss from operations	(2,688,797)		(363,622)	(5,491,804)
Change in fair value of derivative warrant liabilities	20,617,820		(27,068,170)	13,600,570
Financing cost – derivative warrant liabilities			(611,620)
Net gain from investments held in Trust Account	8,602			16,637
Net income (loss)	$ 17,937,625		$ (28,043,412)	$ 8,125,403
Weighted-average Class A Common Stock outstanding, basic and diluted (in Shares)	34,500,000		34,500,000	34,500,000
Net loss per Class A Common Stock, basic and diluted (in Dollars per share)	$ 0.00			$ 0.00
Weighted-average Class B Common Stock outstanding, basic and diluted (in Shares)	8,625,000		8,625,000	8,625,000
Net loss per Class B Common Stock, basic and diluted (in Dollars per share)	$ 2.08		$ (3.25)	$ 0.94